Long-Term Debt (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 28, 2013	Dec. 31, 2012	Jun. 26, 2012	May 16, 2012	May 05, 2011
Long-term debt
Principal balance of debt redeemed				$ 1,500,000	$ 650,001	$ 650,001	$ 1,099,999	$ 500,000
Percentage of principal amount at which notes may be required to be repurchased in event of change of control		101.00%		101.00%		101.00%
Premiums, interest expense and deferred financing costs, as applicable		$ 191,751	$ 219,328	$ 383,088	$ 441,338	$ 862,231	$ 834,856	$ 878,550
7 1/8% Senior Notes due 2016
Long-term debt
Interest rate (as a percent)		7.125%		7.125%		7.125%	7.125%
4 5/8% Senior Notes due 2017
Long-term debt
Interest rate (as a percent)		4.625%		4.625%		4.625%	4.625%
Redemption price as a percentage of principal amount						100.00%
4 1/4% Senior Notes due 2018
Long-term debt
Interest rate (as a percent)		4.25%		4.25%		4.25%	4.25%
Redemption price as a percentage of principal amount						100.00%
7 7/8% Senior Notes due 2019
Long-term debt
Interest rate (as a percent)		7.875%		7.875%		7.875%	7.875%
Redemption price as a percentage of principal amount						100.00%
5 1/8% Senior Notes due 2020
Long-term debt
Interest rate (as a percent)		5.125%		5.125%		5.125%	5.125%
Redemption price as a percentage of principal amount						100.00%
6 3/4% Senior Notes due 2021
Long-term debt
Interest rate (as a percent)		6.75%		6.75%		6.75%	6.75%	6.75%		6.75%			6.75%
Redemption price as a percentage of principal amount						100.00%
5 7/8% Senior Notes due 2022
Long-term debt
Interest rate (as a percent)		5.875%		5.875%		5.875%	5.875%				5.875%	5.875%
Redemption price as a percentage of principal amount						100.00%
5% Senior Notes due 2023
Long-term debt
Interest rate (as a percent)	5.00%	5.00%		5.00%		5.00%	5.00%		5.00%
Redemption price as a percentage of principal amount	100.00%
5 7/8% Senior Notes due 2024
Long-term debt
Interest rate (as a percent)		5.875%		5.875%		5.875%	5.875%
Redemption price as a percentage of principal amount						100.00%
7 3/4% Senior Notes due 2026
Long-term debt
Interest rate (as a percent)		7.75%		7.75%		7.75%
Redemption price as a percentage of principal amount				100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions		35.00%		35.00%